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1933 Act Rule 485(a)(2)
1933 Act File No. 333-96461
1940 Act File No. 811-09813

January 8, 2014

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Scout Funds (the “Trust”)
File Nos. 333-96461 and 811-09813

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via EDGAR is Post-Effective Amendment Nos. 51/52 to the Registration Statement on Form N-1A of the Trust (the “Amendment”).  The purpose of this Amendment is to register shares of the Scout Equity Opportunity Fund (the “Fund”).

The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purpose of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Fund.

As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectus or statement of additional information of the Trust’s other series.

        Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Michael P. O’Hare at (215) 564-8198.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr.

Enclosures

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